Accrued liabilities and other payables (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Payables and Accruals [Abstract]
Advances from customers	$ 4,248	$ 85,249
Accrued liabilities	209,019	97,238
Other current payables	21,141	23,775
Accrued expenses and other payables	$ 234,408	$ 206,262